Employee benefits - Level three rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Level 3
Return on plan assets:
Transfers (from) into Level 3	$ (2)
Private equity | Level 3
Return on plan assets:
Transfers (from) into Level 3	1
Real estate | Level 3
Return on plan assets:
Transfers (from) into Level 3	(3)
Defined pension benefits
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	9,743	$ 10,465
Return on plan assets:
Exchange rate differences	(524)	(419)
Fair value of plan assets at December 31	9,493	9,743
Defined pension benefits | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	1,323	1,071
Return on plan assets:
Assets still held at December 31	73	46
Assets sold during the year	11	18
Purchases (sales)	(91)	191
Exchange rate differences	(71)	(3)
Fair value of plan assets at December 31	1,243	1,323
Defined pension benefits | Private equity
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	123
Return on plan assets:
Fair value of plan assets at December 31	114	123
Defined pension benefits | Private equity | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	123	136
Return on plan assets:
Assets still held at December 31	(9)	(9)
Assets sold during the year	15	20
Purchases (sales)	(13)	(24)
Exchange rate differences	(3)
Fair value of plan assets at December 31	114	123
Defined pension benefits | Hedge funds
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	94
Return on plan assets:
Fair value of plan assets at December 31	13	94
Defined pension benefits | Hedge funds | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	94	93
Return on plan assets:
Assets still held at December 31		1
Assets sold during the year	(4)	(1)
Purchases (sales)	(77)
Exchange rate differences		1
Fair value of plan assets at December 31	13	94
Defined pension benefits | Real estate
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	1,180
Return on plan assets:
Fair value of plan assets at December 31	1,149	1,180
Defined pension benefits | Real estate | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	1,106	842
Return on plan assets:
Assets still held at December 31	82	54
Assets sold during the year		(1)
Purchases (sales)	(1)	215
Exchange rate differences	(68)	(4)
Fair value of plan assets at December 31	1,116	1,106
Defined pension benefits | Commodities
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	59
Return on plan assets:
Fair value of plan assets at December 31	$ 67	$ 59